Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

NOTE 17 - SUBSEQUENT EVENTS

The following are the significant events that took place subsequent to December 31, 2024:

On January 13, 2025, we entered into a second equity distribution agreement with Maxim as sales agent, pursuant to which we may offer and sell ordinary shares having an aggregate offering price of up to $13,960 from time to time through Maxim. The ordinary shares will be offered and sold pursuant to our currently effective registration statement on Form F-3 (File No. 333-267272), the prospectus contained therein and the prospectus supplement filed with the Securities Exchange Commission dated January 13, 2024. We will pay Maxim a commission equal to 2.5% of the gross sales price per share sold pursuant to the terms of the agreement and will provide Maxim with customary indemnification and contribution rights. We also agreed to reimburse Maxim for certain specified expenses. As of March 24, 2025, we have sold 2,047,277 ordinary shares pursuant to the equity distribution agreement, having aggregate gross proceeds of $2,755 and aggregate net proceeds of $2,571.